Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Receivables from contracts with customers [abstract]
Summary of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams	The following table disaggregates the Company's revenue from contracts with customers by geographic market (in USD thousands):

	Year ended December 31,
	2024	2023	2022

Switzerland	$1,494	$1,432	$1,340
France	10,333	10,076	7,252
Italy	9,983	8,554	6,761
Spain	5,788	6,512	4,665
Rest of EMEA	19,331	17,384	14,860
EMEA	$46,929	$43,958	$34,878

United States	$9,323	$9,465	$5,581
Rest of NORAM	1,977	1,261	1,151
NORAM	$11,300	$10,726	$6,732

LATAM	$2,890	$3,990	$3,003

APAC	$4,054	$3,697	$2,947
Total revenue	$65,173	$62,371	$47,560
Revenue streams
The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Year ended December 31,
	2024	2023	2022
SOPHiA DDM Platform	$63,546	$60,904	$45,679
Workflow equipment and services	1,627	1,467	1,881
Total revenue	$65,173	$62,371	$47,560